Financial Risk and Insurance Management - Summary of Credit Risk of Trade Accounts Receivable (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Credit Risk Of Trade Accounts Receivable [Line Items]
Trade accounts receivable	S/ 1,044,521	S/ 906,634	S/ 613,306
Credit risk [member]
Disclosure Of Credit Risk Of Trade Accounts Receivable [Line Items]
Trade accounts receivable	1,044,521	906,634	613,306
Credit risk [member] | Peru
Disclosure Of Credit Risk Of Trade Accounts Receivable [Line Items]
Trade accounts receivable	285,716	199,527	161,252
Credit risk [member] | Colombia
Disclosure Of Credit Risk Of Trade Accounts Receivable [Line Items]
Trade accounts receivable	662,272	580,450	374,627
Credit risk [member] | México
Disclosure Of Credit Risk Of Trade Accounts Receivable [Line Items]
Trade accounts receivable	S/ 96,533	S/ 126,657	S/ 77,427